CONDENSED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2017 USD ($)
Cash Flows from Operating Activities
Net loss	$ (4,715,358)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	15,031
Loss on extinguishment of debt	207,713
Stock-based compensation	228,036
Amortization of debt issuance costs and debt discount	96,772
Change in fair value of warrants	453,419
Changes in assets and liabilities
Accounts receivable - trade	4,963
Other receivable	(288,166)
Inventory	20,114
Prepaid expenses	(85,218)
Deferred offering costs	7,632
Due from parent	78,226
Deferred collaboration revenue	2,088,989
Deferred product revenue	(16,196)
Deferred rent	158
Accounts payable	931,340
Accrued expenses	683,825
Total cash used in operations	(288,720)
Cash Flows from Investing Activities
Change in restricted cash	490,101
Total cash provided by investing activities	490,101
Cash Flows from Financing Activities
Repayment of long-term debt	(490,101)
Total Cash Provided by Financing Activities	52,701
Net increase (decrease) in cash and cash equivalents	254,082
Cash and cash equivalents, beginning of period	950,979
Cash and cash equivalents, end of period	1,205,061
Private Investment in Public Entities
Cash Flows from Financing Activities
Deferred offering costs	(7,632)
Proceeds from issuance of common stock in a private investment in public entities	$ 550,434